Fair Value Long-term Debt, Other Temporary Investments, Nuclear Trusts (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	$ 2,550.4	$ 1,932.0
Long-term Debt, Fair Value	$ 2,782.9	$ 1,984.3